Document and Entity Information	6 Months Ended
Jun. 30, 2018
Document And Entity Information [Abstract]
Entity Registrant Name	AllyMe Holding Inc.
Entity Central Index Key	0001693687
Amendment Flag	false
Document Type	S-1
Document Period End Date	Jun. 30, 2018
Entity Filer Category	Smaller Reporting Company